Business Combinations	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Business Combinations
5	Business Combinations

Lipocalyx GmbH

In December 2019, BioNTech Delivery Technologies GmbH (previously BioNTech Protein Therapeutics GmbH), or BioNTech Delivery Technologies, a wholly-owned subsidiary of BioNTech SE, entered into an agreement to acquire all assets, employees and proprietary know-how of Lipocalyx GmbH, or Lipocalyx, and its related parties in exchange for a total cash consideration at an amount of €6.5 million and additional contingent consideration estimated at the closing date of January 6, 2020 in an amount of €0.6 million. The employees of Lipocalyx were transferred automatically to BioNTech Delivery Technologies with effect as of the closing date.

The Group acquired the assets of Lipocalyx and its related parties to combine the acquired technologies and the related know-how with already existing product candidates of the Group to improve their functionality and performance.

The final fair values of the identifiable net assets of Lipocalyx as at the date of acquisition were:

Fair value recognized on acquisition
(in thousands)	Lipocalyx GmbH
Assets
Goodwill	€896
Other intangible assets	5,978
Property, plant and equipment	75
Inventories	139
Total identifiable net assets at fair value	€7,088

Consideration
Cash paid	€6,516
Contingent consideration liability	572
Total consideration	€7,088

The consolidated statements of operations include the result of Lipocalyx since the acquisition date. From the date of acquisition through December 31, 2020, Lipocalyx contributed €1.7 million as operating loss to the respective result of the Group. From the date of acquisition through December 31, 2020, Lipocalyx generated €0.2 million of revenues. Given the timing of closing, the contribution to operating loss and revenues, if the transaction had occurred at the beginning of the reporting period, would not differ materially. Goodwill recognized is primarily attributed to the expected synergies and other benefits from combining the assets and activities of Lipocalyx with those of the Group. The goodwill resulting from the Lipocalyx acquisition during the year ended December 31, 2020 was allocated to the CGU Immunotherapies.

Transaction costs of €17 thousand relating to the acquisition have been expensed and are included in the general and administrative expenses in the consolidated statements of operations and are included in cash flows used in operating activities in the consolidated statements of cash flows.

The purchase agreement with Lipocalyx includes the following contingent cash considerations to the previous owners:

•

€1.0 million upon successful completion of a Phase 1 clinical trial designed to show and establish a sufficient safety margin justifying further development of the first pharmaceutical product relating to acquired technologies formulated in a manner covered by a valid granted claim in a major country of a patent within the assigned IP rights; and

•

€1.0 million upon successful completion of the first Phase 2 clinical trial of the first pharmaceutical product relating to acquired technologies formulated in a manner covered by a valid granted claim in a major country of a patent within the assigned IP rights.

At the acquisition date, the fair value of the contingent consideration was €0.6 million. The contingent consideration is presented in ‘non-current financial liabilities’ in the consolidated statements of financial position (see Note 12).

BioNTech US Inc. (previously Neon Therapeutics, Inc., or Neon)

On May 6, 2020, BioNTech acquired Neon, a biotechnology company developing novel neoantigen-based T-cell therapies, to leverage Neon’s expertise in the development of neoantigen therapies, with both vaccine and T cell capabilities.

Based on the acquisition date share price, the aggregate value of the merger consideration was €89.9 million ($97.1 million) financed by issuing 1,935,488 American Depositary Shares representing BioNTech’s ordinary shares as a stock transaction and including a de minimis cash consideration which was paid to settle Neon’s outstanding stock options.

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech US Inc. as at the date of acquisition were as follows:

Fair value recognized on acquisition
(in thousands)	BioNTech US Inc.
Assets
Intangible assets	€29,867
Property, plant and equipment	5,617
Right-of-use assets	6,896
Other assets non-current and current	2,704
Cash and cash equivalents	7,749
Total assets	€52,833

Liabilities
Trade payables	1,723
Other liabilities non-current and current	17,793
Total liabilities	€19,516

Total identifiable net assets at fair value	€33,317

Goodwill from the acquisition	56,573
Consideration transferred	€89,890

Consideration
Shares issued, at fair value	89,548
Cash paid	342
Total consideration	€89,890

The intangible assets comprise two neoantigen targeted therapies, BNT221 (NEO-PTC-01) and BNT222 (NEO-STC-01), which were identified and recorded as in-process R&D.

Deferred tax liabilities relating to temporary differences of the assets acquired in the business combination were recognized at an amount of € 8.0 million. To the extent of those deferred tax liabilities assumed, deferred tax assets relating to temporary differences and tax loss carryforwards which existed as of the acquisition date were recognized. Since the conditions to offset were fulfilled, the deferred tax assets and liabilities were offset.

The consolidated statements of operations include the results of BioNTech US since the acquisition date. From the date of acquisition through December 31, 2020, BioNTech US contributed €28.5 million operating loss to respective result of the Group. If the transaction had occurred at the beginning of the reporting period, €59.8 million would have contributed to the operating loss. This amount includes expenses resulting from the merger and should not necessarily be considered representative of the future consolidated results of operations or financial condition on a consolidated basis. From the date of acquisition, BioNTech US did not generate any revenue and no revenue would have been generated if the transaction had occurred at the beginning of the reporting period.

Goodwill recognized is primarily attributable to the expected synergies and other benefits from combining two organizations with a common culture of pioneering translational science and a shared vision for the future of cancer immunotherapy as described above. The goodwill resulting from the BioNTech US acquisition during the year ended December 31, 2020 was allocated to the CGU Immunotherapies.

Transaction costs of €1.1 million relating to the acquisition have been expensed and are included in the general and administrative expenses in the consolidated statements of operations. In the consolidated statements of cash flows they are included in cash flows used in operating activities. The attributable costs of the issuance of the shares of €1.3 million were recorded in equity as a deduction from the capital reserve and are included in cash flows from financing activities in the consolidated statements of cash flows.

BioNTech Manufacturing Marburg GmbH (previously Novartis Manufacturing GmbH)

On October 31, 2020, BioNTech acquired Novartis Manufacturing GmbH, a manufacturing facility in Marburg. Through the acquisition, BioNTech plans to produce its COVID-19 vaccine for global supply.

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Manufacturing Marburg GmbH, or BioNTech Marburg, as at the date of acquisition were as follows:

Fair value recognized on acquisition
(in thousands)	BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment	79,828
Right-of-use assets	28,514
Inventories	2,466
Other assets non-current and current	4,343
Cash and cash equivalents	16,319
Total assets	€131,470

Liabilities
Provisions non-current and current	5,127
Trade payables	8,105
Other liabilities non-current and current	33,383
Total liabilities	€46,615

Total identifiable net assets at fair value	€84,855

Bargain purchase	(7,002)
Consideration transferred	€77,853

Consideration
Cash paid	77,853
Total consideration	€77,853

The consolidated statements of operations include the results of BioNTech Marburg since the acquisition date. From the date of acquisition, the transition into a GMP certified manufacturing facility for BioNTech’s COVID-19 vaccine was initiated rapidly. During this time, no revenues have been recognized and set-up, retooling and prepping expenses led to a €6.7 million operating loss, which contributed to the respective result of the Group. Projecting the revenue and result of the joint company as if the acquisition had occurred at the beginning of the reporting period is impracticable, since BioNTech intends to use the facility for manufacturing its COVID-19 vaccine. Information about revenues and net income generated by BioNTech Marburg before the acquisition were considered not to be useful as they are not representative of the future consolidated results of operations or financial condition on a consolidated basis.

The contracting parties shared the understanding that the manufacturing facility is well-equipped to make an important contribution in BioNTech’s effort to develop and manufacture a COVID-19 vaccine. The possibility of acquiring a GMP certified manufacturing facility with well-established biotechnology drug substance and drug product manufacturing equipment as well as an experienced team was a very good opportunity for BioNTech to accelerate its efforts to scale-up the commercial manufacturing capacity for its COVID-19 vaccine production. The fact that the offer to sell and the need to acquire the facility overlapped at a convenient time, the underlying opportunities ultimately resulted in a bargain purchase of €7.0 million which was recognized in other operating income.

Transaction costs of €1.4 million relating to the acquisition have been expensed and are included in the general and administrative expenses in the consolidated statements of operations and are included in cash flows used in operating activities in the consolidated statements of cash flows.

Reconciliation of Goodwill

The carrying amount of goodwill equals the acquisition costs adjusted by currency translation adjustments. The reconciliation of this carrying amount at the beginning and end of the reporting period is presented below:

(in thousands)	Goodwill
As of January 1, 2020	€2,978
Acquisition of subsidiaries and businesses	57,469
Currency differences	(6,750)
As of December 31, 2020	€53,697